Redeemable non-controlling interests - Narrative (Details) ¥ in Thousands, $ in Thousands	1 Months Ended	12 Months Ended
	Apr. 30, 2024	Dec. 31, 2023 CNY (¥)	Dec. 31, 2023 USD ($)	Dec. 31, 2024 CNY (¥)	Dec. 31, 2024 USD ($)	Dec. 31, 2023 USD ($)	Dec. 31, 2022 CNY (¥)	Dec. 31, 2022 USD ($)	Oct. 31, 2021 CNY (¥)	Oct. 31, 2021 USD ($)	Aug. 31, 2021
Redeemable non-controlling interests.
Derivative financial liabilities				¥ 130	$ 18		¥ 364,800	$ 52,800
Payments for settlement of derivative liability		¥ 24,500	$ 3,400
Derivative liabilities settled		74,000				$ 10,200
Settlement of derivative liabilities with shares		100,807
Additional paid-in capital settlement of derivative liabilities with shares		¥ 182,200
Zhejiang Location Information Technology Co., Ltd
Redeemable non-controlling interests.
Percentage of equity interests acquired	51.00%
Achievement of 2025 | Zhejiang Location Information Technology Co., Ltd
Redeemable non-controlling interests.
Additional interest	24.00%
Achievement of 2026 | Zhejiang Location Information Technology Co., Ltd
Redeemable non-controlling interests.
Additional interest	15.00%
Baotong Inc.
Redeemable non-controlling interests.
Equity method investment, ownership percentage		7.00%				7.00%
Baotong Inc. | Cainiao
Redeemable non-controlling interests.
Equity method investment, ownership percentage									30.00%	30.00%
Total consideration									¥ 1,392,500	$ 217,900
Shanghai Morefun Information Technology Co., Ltd.("Morefun")
Redeemable non-controlling interests.
Equity interests to be transferred (as a percent)											51.00%
Shanghai Morefun Information Technology Co., Ltd.("Morefun") | CJ O Shopping
Redeemable non-controlling interests.
Equity interests to be transferred (as a percent)											22.00%